Mezzanine Equity	12 Months Ended
Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Mezzanine equity	Mezzanine equity
Mezzanine equity represents the USD equivalent of 100 shares of Series A Cumulative Redeemable Perpetual Preferred Stock (the "Series A Preferred Shares") of our subsidiary Pinewood issued in June 2018 to an unaffiliated third party investor (the "Investor") in the amount of JPY1,854,900,000 plus accrued dividend. As of December 31, 2019 and 2020, the USD equivalent amounted to $17,072, and $17,978, plus accrued dividend of $128 and $134, respectively. These shares were issued as partial payment for the cost of the vessel Pedhoulas Cedrus owned by Pinewood.

Such shares had preference over shares of common stock of Pinewood with respect to distributions by, and liquidation of, Pinewood. The Series A Preferred Shares did not entitle the Investor to any voting rights (other than in limited circumstances in the case of certain events of default under the terms of their issuance), and they might be redeemed at the option of Pinewood at any time or at the option of the Investor upon the third anniversary of the issuance date. Such option to redeem the Series A Preferred Shares by the Investor met the criteria for classification as mezzanine equity. The Investor was entitled to a dividend of 2.95% p.a. from the Series A Preferred Shares. The declaration of such dividend was subject to the discretion of Pinewood's board of directors and dividends accrued and cumulated irrespective of such declaration. The Investor was entitled to nominate one director to the board of Pinewood, representing a minority of Pinewood’s board of directors.

The payment due upon liquidation to the Investor of Series A Preferred Shares was fixed at the redemption preference of JPY1,854,900,000 plus accumulated and unpaid dividends to the date of liquidation. The liquidation price of the Series A Preferred Shares as of December 31, 2020 was JPY1,868,654,641, equivalent to $18,112.

In February 2021, Pinewood, after giving due notification, exercised its option and redeemed all Series A Preferred Shares, paying at the time to the Investor a liquidation price of JPY1,863,295,328, equivalent to $17.6 million which included accumulated dividends to the date of liquidation. Refer to subsequent events Note 20.